Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par or stated value	$ 0	$ 0	$ 0
Common Stock, shares authorized	125,000,000	125,000,000	125,000,000
Common Stock, shares issued	17,247,336	17,137,812	15,659,829
Common Stock, shares oustanding	17,247,336	17,137,812	15,659,829